NOTE 23 INCOME TAXES	12 Months Ended
Dec. 31, 2020
NOTE 23 INCOME TAXES
INCOME TAXES

23. INCOME TAXES

a) Rate reconciliation

Income tax expense differs from the amount that would result by applying the combined Canadian federal and provincial income tax rates to earnings before income taxes. The reconciliation of the combined Canadian federal and provincial statutory income tax rate of 27% (2019 - 27%, 2018 – 27%) to the effective tax rate is as follows:

	Years ended December 31,
	2020	2019	2018
	$	$	$
Loss before taxes	(17,066,311)	(4,301,663)	(3,789,918)
Combined Canadian federal and provincial income tax rates	27%	27%	27%
Expected income tax recovery	(4,607,900)	(1,161,450)	(1,023,280)
Items that cause an increase (decrease):
Effect of different tax rates in foreign jurisdiction	24,800	82,490	35,690
Non-deductible expenses less other permanent differences	217,225	(367,360)	294,780
Loss on change in fair value of warrant liability	3,209,435	-	-
Tax rate changes	(74,050)	8,700	152,650
Share issuance costs and other	(1,910)	(36,010)	1,690
Change in tax benefits not recognized	1,232,400	1,473,630	538,470
Income tax recovery	-	-	-

b) Unrecognized deferred tax assets and liabilities

Deferred taxes are provided as a result of temporary differences that arise due to the differences between the income tax values and the carrying amount of assets and liabilities. Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	As at December 31,
	2020	2019
	$	$
Deferred tax assets:
Non-capital losses	19,890,140	11,870,240
Property and equipment	(1,007,630)	31,080
Intangible assets	674,140	485,390
Right-of-use assets net of lease liability	13,530	25,060
Accrued fees and compensation	-	264,360
Share issue costs	308,660	340,880
Capital losses carried forward	5,420	5,420
Unrealized foreign exchange loss	1,880	1,880
Goodwill	2,216,710	2,266,520
Deferred tax assets, net	22,102,850	15,290,830

c)   Expiration of income tax loss carry forwards

As at December 31, 2020, the Company has $11,742,879 of Canadian non-capital income tax losses (unrecognized) which will expire over 2036 through 2040, and $8,147,261 of United States net operating losses (unrecognized) of which $2,688,420 will expire over 2036 through 2038, and $5,458,841 which are indefinite.